Subsequent Events (Details) - USD ($)	Mar. 30, 2026	Jan. 15, 2026	Mar. 19, 2025
Subsequent Events [Line Items]
Price per share			$ 0.000625
Forecast [Member]
Subsequent Events [Line Items]
Aggregate Offering Price	$ 200,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase an aggregate shares		3,800,000
Price per share		$ 0.66
Closing price		40.00%